NOTES PAYABLE (Details Narrative)						1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended
	Aug. 08, 2022 $ / shares shares	Jun. 30, 2022 USD ($) Tradingdays $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Nov. 05, 2021 USD ($) $ / shares	Sep. 24, 2021 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Aug. 31, 2022 USD ($)	Jul. 31, 2022 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Mar. 31, 2023 USD ($)	May 12, 2023 USD ($) $ / shares	Jan. 12, 2023 USD ($) $ / shares	Dec. 09, 2022 $ / shares	Oct. 10, 2022 USD ($)	Aug. 09, 2022 $ / shares	Jul. 01, 2022 $ / shares	Aug. 03, 2021 $ / shares	Jun. 30, 2021 $ / shares
Short-Term Debt [Line Items]
Proceeds from convertible debt							$ 8,480,000					$ 7,533,915	$ 7,533,915	$ 14,029,842
Debt instrument, conversion price | $ / shares													$ 0.06585
Net debt balance									$ 350,932		350,932		$ 4,406,758	17,189,106		$ 600,000	$ 600,000
Cash proceeds from issuance of debt								$ 8,500,000						15,900,000
Original issue discount														2,993,061
Change in fair value of convertible notes										$ (3,491,513)	$ (146,479)	(6,169,929)	$ (5,756,787)	2,993,060
Original issue discount rate percentage									8.00%		8.00%		8.00%
Conversion of stock amount converted													$ 200,000
Exercise price | $ / shares				$ 1,831.20	$ 1,831.20				$ 3.64		$ 3.64		$ 16.80			$ 3.64		$ 16.80		$ 170.04	$ 170.04
Financed insurance premiums						$ 400,000							$ 399,949	867,300
Financed insurance premiums outstanding													203,179
Interest expense									$ 7,649	4,859	$ 9,146	57,662	109,525	1,295,307
Interest expense									7,649	$ 4,859	9,146	$ 6,864	9,909	1,197,826
Financed Insurance Premiums [Member]
Short-Term Debt [Line Items]
Interest expense									$ 7,649		9,146		$ 7,905
Interest paid											$ 9,402
Financed Insurance Premiums [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Interest expense															$ 9,402
Maximum [Member]
Short-Term Debt [Line Items]
Exercise price | $ / shares																						$ 2,760.00	$ 2,760.00
Minimum [Member]
Short-Term Debt [Line Items]
Exercise price | $ / shares									$ 2,402.40		$ 2,402.40		$ 2,402.40									$ 2,400.00	$ 2,400.00
2021 Notes [Member]
Short-Term Debt [Line Items]
Convertible debt				$ 10,600,000	$ 5,300,000
Proceeds from convertible debt				$ 9,400,000	$ 4,600,000
Debt maturity date				Aug. 04, 2023	Jun. 23, 2023
Debt instrument, interest rate											5.00%		5.00%
Debt instrument original issue discount											6.00%		6.00%
Payments of debt issuance costs											$ 15,900,000		$ 15,900,000
Debt issuance costs, net									$ 1,900,000		1,900,000		1,900,000
Legal fees											1,000,000.0		1,000,000.0
Amortization of financing costs											$ 900,000		$ 900,000
Percentage of cash settlement premium											8.00%		8.00%
Interest expense after consideration of conversion													$ 200,000
Chnage in fair value													2,700,000
Net debt balance														16,799,837
Original issue discount														$ 2,993,061
Exercise price | $ / shares	$ 187.20	$ 187.20	$ 187.20													3.64
2021 Notes [Member] | Other Operating Income (Expense) [Member]
Short-Term Debt [Line Items]
Loss on debt conversions													4,000,000.0
Debt conversions													1,000,000.0
Remaining notes payable																			$ 400,000
2021 Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument, conversion price | $ / shares	187.20									$ 55.20		$ 55.20
2021 Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument, conversion price | $ / shares	$ 84.00									$ 84.00		$ 84.00
2022 Notes [Member]
Short-Term Debt [Line Items]
Convertible debt		$ 8,000,000.0	$ 8,000,000.0
Debt instrument, conversion price | $ / shares		$ 130.80	$ 130.80
Net debt balance		$ 4,240,000	$ 4,240,000										4,203,579
Cash proceeds from issuance of debt		4,000,000.0
Initial fair value		12,090,000.00	12,090,000.00
Loss on issuance of fair value		3,600,000
Issuance costs		$ 1,100,000
Original issue discount rate		6.00%
Original issue discount		$ 500,000	$ 500,000
Legal and investment banking fees		$ 600,000
Change in fair value of convertible notes													$ 3,100,000
Original issue discount rate percentage									6.00%		6.00%		6.00%
Common stock average price percentage			0.10
Debt conversion description			The Company may elect to pay all or part of the redemption amount in cash with a premium of 8% or in conversion shares of common stock based on a conversion price equal to the lesser of (i) the conversion price and (ii) 92% of the average of the three lowest VWAPs (as defined) during the ten consecutive trading days ending on the trading day that is immediately prior to the applicable redemption date, but in no event may the Company pay the redemption amount in conversion shares of common stock unless the conversion price is at least equal to $24.072 and the Company has been in compliance with customary requirements under the agreement, unless waived in writing by the holder.
Warrants to purchase common stock | shares	19,447	38,894	38,894
Exercise price | $ / shares	$ 170.04	$ 170.04	$ 170.04					$ 187.20
Percenatge of premium conversion price	30.00%
Debt term	5 years	5 years
Convertible debt									$ 5,000,000.0		$ 5,000,000.0		$ 5,000,000.0
Debt interest rate									6.00%		6.00%		6.00%
2022 Notes [Member] | Letter Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, conversion price | $ / shares																9.01	$ 24.07
2022 Notes [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt instrument, conversion price | $ / shares		$ 0.92	$ 0.92
Trading days | Tradingdays		10
Conversion price, percent		92.00%	92.00%
2022 Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt maturity date											Feb. 07, 2024		Feb. 07, 2024
Debt instrument, redemption price, percentage											20.00%		20.00%
2022 Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt maturity date											Dec. 29, 2023		Dec. 29, 2023
Twenty Twenty Two Notes And Two Thousand Twenty One [Member]
Short-Term Debt [Line Items]
Exercise price | $ / shares																$ 0.125